Basic and Diluted Net Loss Per Share - Summary of Computation of Diluted Net Loss Per Share (Detail) - shares	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	67,706,176	270,229,995	262,337,147	222,205,064	215,869,536
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	0	192,469,995	193,037,715	170,686,661	168,052,012
Options to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	26,401,717	39,463,877	30,167,178	34,883,465	31,662,022
Unvested restricted common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents				166,100	564,740
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	4,017,149	0
Unvested early exercised common stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	211,464	102,781	371,193	58,830	58,971
Redeemable convertible preferred stock warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents			2,358,546	2,358,546	2,358,546
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents			36,402,515	14,051,462	13,173,245
Common Stock and Preferred Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive common share equivalents	37,075,846	38,193,342